                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [ ]; Amendment Number:
                                               ---------

     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Avalon Advisors, LLC
Address: 717 Texas Avenue, Suite 3000
         Houston, Texas 77002

Form 13F File Number: 028-10434

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Henry J. Lartigue
Title: Co-Manager
Phone: 713-238-2050

Signature, Place, and Date of Signing:


/s/ Henry J. Lartigue                 Houston, Texas             July 31, 2009
-----------------------------------   ------------------------   ---------------
[Signature]                           [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                -0-

Form 13F Information Table Entry Total:            57

Form 13F Information Table Value Total:    $1,057,625
                                          (thousands)

List of Other Included Managers:

None

                           FORM 13F INFORMATION TABLE

                                                                                                               VOTING AUTHORITY
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER     --------------------------
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100    15692   333592 SH       SOLE                   333592
ALTRIA GROUP INC               COM              02209s103      197    12000 SH       SOLE                    12000
AMAZON COM INC  COM            COM              023135106    47822   571624 SH       SOLE                   571624
APPLE INC                      COM              037833100    33306   233839 SH       SOLE                   233839
BECTON DICKINSON & CO.         COM              075887109    12590   176554 SH       SOLE                   176554
BHP BILLITON LTD SPONSORED ADR COM              088606108    12756   233065 SH       SOLE                   233065
BRISTOL-MYERS SQUIBB CO        COM              110122108     8463   416667 SH       SOLE                   416667
BURLINGTON NRTHN SANTA COM     COM              12189t104    17425   236951 SH       SOLE                   236951
CHEVRON CORP                   COM              166764100    15977   241169 SH       SOLE                   241169
CISCO SYS INC                  COM              17275r102    15881   851530 SH       SOLE                   851530
COCA COLA CMN                  COM              191216100    13925   290166 SH       SOLE                   290166
CONOCOPHILLIPS                 COM              20825c104    14109   335446 SH       SOLE                   335446
COSTCO WHOLESALE CORP NEW      COM              22160k105    21606   471944 SH       SOLE                   471944
DIAGEO PLC SPON ADR (NEW)      COM              25243q205    13989   244355 SH       SOLE                   244355
EXXON MOBIL CORP               COM              30231g102    33665   481544 SH       SOLE                   481544
FLUOR CORP NEW COM             COM              343412102    18805   366643 SH       SOLE                   366643
GENZYME CORPORATION            COM              372917104    21048   378087 SH       SOLE                   378087
GILEAD SCIENCES INC            COM              375558103    13705   292601 SH       SOLE                   292601
GOOGLE INC CL A                COM              38259p508    24196    57392 SH       SOLE                    57392

HEWLETT-PACKARD CO.CMN         COM              428236103    24540   634941 SH       SOLE                   634941
HJ HEINZ CO                    COM              423074103    14424   404042 SH       SOLE                   404042
HOME DEPOT INC                 COM              437076102    15777   667665 SH       SOLE                   667665
INTEL CORP                     COM              458140100    17419  1052502 SH       SOLE                  1052502
INTL BUSINESS MACHINES CORP    COM              459200101    30167   288905 SH       SOLE                   288905
JOHNSON & JOHNSON              COM              478160104    21477   378112 SH       SOLE                   378112
JP MORGAN CHASE & CO           COM              46625h100    43069  1262658 SH       SOLE                  1262658
KNIGHT CAPITAL GRP INC CL A    COM              499005106     8790   515559 SH       SOLE                   515559
LOWE'S COMPANIES INC           COM              548661107    23058  1187933 SH       SOLE                  1187933
MCDONALDS CORP       COM       COM              580135101    36196   629609 SH       SOLE                   629609
MEMC ELECTR MATLS INC COM      COM              552715104    11036   619671 SH       SOLE                   619671
MICROSOFT CORP                 COM              594918104    13399   563685 SH       SOLE                   563685
MONSANTO CO NEW DEL  COM       COM              61166w101    20751   279137 SH       SOLE                   279137
MORGAN STANLEY                 COM              617446448    21362   749285 SH       SOLE                   749285
NETFLIX COM INCCMN             COM              64110l106     4700   113697 SH       SOLE                   113697
NORTHERN TR CORP COM           COM              665859104    23896   445152 SH       SOLE                   445152
NOVARTIS AG-ADR                COM              66987v109    14116   346061 SH       SOLE                   346061
OCCIDENTAL PETE CORP           COM              674599105    41813   635356 SH       SOLE                   635356
ORACLE CORP                    COM              68389x105    21124   986200 SH       SOLE                   986200
PEPSICO INC                    COM              713448108    22791   414688 SH       SOLE                   414688
PHILIP MORRIS INTL INC COM     COM              718172109    39779   911940 SH       SOLE                   911940
ROYAL DUTCH SHELL PLC SPONS AD COM              780259206      630    12543 SH       SOLE                    12543
RUSL 2000 ETF ISHARES          COM              464287655     1635    32000 SH       SOLE                    32000
RUSL 2000 GROWTH ETF ISHARES   COM              464287648     1020    18000 SH       SOLE                    18000

S&P 400 MID-CAP SPDR ETF       COM              595635103     1368    13000 SH       SOLE                    13000
S&P 500 SPDR ETF               COM              78462f103     4007    43578 SH       SOLE                    43578
S&P CONSUMER STAPLES SPYDER ET COM              81369y308     2970   129186 SH       SOLE                   129186
SCHLUMBERGER LTD ADR           COM              806857108    12043   222559 SH       SOLE                   222559
TEVA PHARMACEUTICAL INDS ADR   COM              881624209    27074   548732 SH       SOLE                   548732
TEXAS INSTRUMENTS INC          COM              882508104      298    14000 SH       SOLE                    14000
UNITED PARCEL SERVICE CL B     COM              911312106    10905   218141 SH       SOLE                   218141
UNITED TECHNOLOGIES CORP       COM              913017109    16994   327065 SH       SOLE                   327065
US BANCORP                     COM              902973304    11396   635956 SH       SOLE                   635956
VALERO ENERGY CORP-NEW         COM              91913y100    17056  1009830 SH       SOLE                  1009830
VISA INC                       COM              92826c839    43072   691809 SH       SOLE                   691809
WAL-MART STORES INC            COM              931142103    38661   798111 SH       SOLE                   798111
WELLS FARGO & CO NEW           COM              949746101    24038   990849 SH       SOLE                   990849
YUM BRANDS INC COM             COM              988498101    19616   588367 SH       SOLE                   588367